Derivative Instruments and Hedging Activities - Additional Information (Detail) gal in Millions, $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012 derivative	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / gal gal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate cap agreements | derivative	4
Premium recorded in other assets						$ 5.0
Amortization of option interest rate cap premium		$ 0.2	$ 1.0	$ 1.5	$ 2.1	$ 1.3
Expiration year of contract				2016
Interest Rate Caps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amounts of the contracts				$ 695.2
Fuel Commodity Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss recognized on fuel derivative contracts				$ 15.4	$ 29.0
Fuel Commodity Derivatives | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices range | $ / gal				2.20
Fuel Commodity Derivatives | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices range | $ / gal				2.84
Fuel Commodity Derivative Maturing in 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal				23.8
Fuel Commodity Derivative Maturing in 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal				13.4